Notes Payable (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 26, 2021	Mar. 31, 2022	Dec. 31, 2021
Notes Payable (Details) [Line Items]
Principal payments		$ 5,000
Interest accrued			$ 20,835	$ 20,835
Initial term loan			88,000	88,000
Delayed draw term loan			17,000	$ 17,000
Quarterly principal payments		$ 5,000	$ 5,000
loans bear interest description			Theraplant Business Combination, the Company entered into a credit agreement (the “Credit Agreement”) with DXR Finance, LLC (“Lender”). The Lender provided an initial term loan (“Term Loan”) in the amount of $88,000 thousand. The funds from the Term Loan were used to fund the Theraplant Business Combination (see Note 2). Additionally, the Credit Agreement allows for a delayed draw term loan (the “Delay Draw Term Loan”) in amount equal to $17,000 thousand (together with the Term Loan “Term Loans”). The funds of the Delayed Draw Term Loan were used in the True Harvest Acquisition (see Note 2). Quarterly principal payments of $5,000 thousand are required at the earlier of the second full fiscal quarter following the date of the introduction and implementation of the Adult Use Cannabis market in the state of Connecticut or the ninth fiscal quarter following November 26, 2021. The term loans bear interest at fixed 16% with a minimum LIBOR rate of 1%. If the London interbank offered rate, or LIBOR, ceases to be published by the intercontinental exchange, or a statement is published by the Board of Governors of the Federal Reserve of the United State or the Federal Reserve Bank of New York to similar effect, then for the purpose of calculating the interest rate on outstanding borrowings, the new benchmark will be determined by combining the rate of the secured overnight financings for the Federal Reserve Bank of New York with certain applicable adjustments, as determined by DXR Finance, LLC, as agent for the loan. Of the 16% interest the Company will pay cash interest at 7.5% and payment-in-kind (PIK interest) at 8.5% for the first year. Subsequent to the first twelve months, the Company will pay cash interest at 11% and PIK interest at 5% of the outstanding balance. The PIK interest payments will be accrued into the outstanding balance of the loan.	The term loans bear interest at fixed 16% with a minimum LIBOR rate of 1%. If the London interbank offered rate, or LIBOR, ceases to be published by the intercontinental exchange, or a statement is published by the Board of Governors of the Federal Reserve of the United State or the Federal Reserve Bank of New York to similar effect, then for the purpose of calculating the interest rate on outstanding borrowings, the new benchmark will be determined by combining the rate of the secured overnight financings for the Federal Reserve Bank of New York with certain applicable adjustments, as determined by DXR Finance, LLC, as agent for the loan. Of the 16% interest the Company will pay cash interest at 7.5% and payment-in-kind (PIK interest) at 8.5% for the first year. Subsequent to the first twelve months, the Company will pay cash interest at 11% and PIK interest at 5% of the outstanding balance. The PIK interest payments will be accrued into the outstanding balance of the loan.
Exercise price per share (in Dollars per share)			$ 0.01	$ 0.01
Warrants expire term			10 years	10 years
Warrant agreement description			On December 31, 2021, the Company amended the warrant agreement by adding a price floor to the cash election feature whereas the Lender can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).	On December 31, 2021, the Company amended the warrant agreement by adding a price floor to the cash election feature whereas the Lender can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).
Lender warrants shares issued (in Dollars per share)				$ 550,000
Bears interest percentage			9.00%	9.00%
Conversion price (in Dollars per share)			$ 10	$ 10
True harvest acquisition description			In connection with the True Harvest Acquisition, the Company issued a $23,000 thousand convertible note to the former shareholders of True Harvest. The note bears interest at 9% and will mature on December 31, 2024. Interest payments of $460 thousand are due monthly through November 2022. On December 31, 2024, the Company will make a final “balloon” payment of all unpaid principal and accrued unpaid interest. The note holder has the option to convert the outstanding principal into the Company’s common stock. The conversion price is $10.00 and the number of shares to be issued will be based on the conversion price and the outstanding principal and accrued and unpaid interest at the time of conversion.	In connection with the True Harvest Acquisition, the Company issued a $23,000 thousand convertible note to the former shareholders of True Harvest. The note bears interest at 9% and will mature on December 31, 2024. Interest payments of $460 thousand are due monthly through November 2022. On December 31, 2024, the Company will make a final “balloon” payment of all unpaid principal and accrued unpaid interest. The note holder has the option to convert the outstanding principal into the Company’s common stock. The conversion price is $10.00 and the number of shares to be issued will be based on the conversion price and the outstanding principal and accrued and unpaid interest at the time of conversion.
Debt			$ 4,600	$ 4,600
Deferred costs			6,788	6,788
Deferred financing costs			27,203	27,203
Related deferred financing costs	$ 109		312
Amortization issue discount amount	$ 297		1,043
Lender Warrants [Member]
Notes Payable (Details) [Line Items]
Lender warrants shares issued (in Shares)		2,000
Business Combination [Member]
Notes Payable (Details) [Line Items]
Deferred cash payment			$ 10,000	$ 10,000
Promissory Notes [Member]
Notes Payable (Details) [Line Items]
Bears interest percentage			12.00%	12.00%